ASSET RETIREMENT OBLIGATION	12 Months Ended
Sep. 30, 2023
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

NOTE 6 – ASSET RETIREMENT OBLIGATION:

Remediation, reclamation and mine closure costs are based principally on legal and regulatory requirements. Management estimates costs associated with reclamation of mining properties as well as remediation costs for inactive properties. The Company uses assumptions about future costs, capital costs and reclamation costs. Such assumptions are based on the Company’s current mining plan and the best available information for making such estimates.

On an ongoing basis, management evaluates its estimates and assumptions; however, actual amounts could differ from those based on such estimates and assumptions. Changes to the Company’s asset retirement obligation on its mineral properties are as follows:

	2023	2022
Beginning balance	$124,159	$118,247
Change in asset retirement obligation estimate	13,021	-
Accretion expense	6,860	5,912
Ending balance	$144,040	$124,159

The insignificant change recorded in the asset retirement obligation during the year ended September 30, 2023 relates to the additional acres of land that was disturbed during the year ended September 30, 2022 on the Company’s Eureka claims. There was no significant disturbance of acres during fiscal 2023.